STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		36 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2012
Operating Activities
Net (loss)	$ (17,100)	$ (6,960)	$ 27,870
Net cash (used) for operating activities	(17,100)	(6,960)	27,870
Financing Activities
Loans from related party - Director	3,000		3,000
Sale of common stock			25,000
Net cash provided by financing activities			25,000
Net increase (decrease) in cash and equivalents	(17,100)	(6,960)	130
Cash and equivalents at beginning of the period	14,230	22,235
Cash and equivalents at end of the period	130	16,775	130
Supplemental cash flow information:
Interest
Taxes
Non-Cash Activities